Hedging derivatives - Cash flow hedges (Details) € in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2015 MXN ($)	Jun. 30, 2014 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Nov. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)	Apr. 30, 2015 USD ($)
Hedging derivatives
Valuation adjustments			$ (1,585)	$ (1,095)	$ (612)
Other comprehensive income under Valuation adjustments - Cash flow hedges										$ 54						$ 86
Cash flow hedges
Hedging derivatives
Valuation adjustments			$ (1,585)	$ (1,095)	$ (612)
Other comprehensive income under Valuation adjustments - Cash flow hedges										54						86
Cash flow hedges | Loans and receivables
Hedging derivatives
Discontinued hedge											$ 37
Cash flow hedges | Senior Unsecured Notes
Hedging derivatives
Nominal Value																	$ 318
Valuation adjustments	$ 64
Cash flow hedges | Tier II Subordinated Capital Notes
Hedging derivatives
Nominal Value																	$ 200
Valuation adjustments	$ 44
Cash flow hedges | UMS
Hedging derivatives
Discontinued hedge												$ 10
Cash flow hedges | Central Bank compulsory deposits
Hedging derivatives
Nominal Value		$ 500
Valuation adjustments		$ 12
Cash flow hedges | Interest rate risk | BPAGs Bonds | Mexican peso
Hedging derivatives
Nominal Value										700						2,050
Cash flow hedges | Interest rate risk | Unsecured bonds | Mexican peso
Hedging derivatives
Nominal Value										4,000
Cash flow hedges | Currency risk - Foreign exchange risk | Loans and receivables | USD
Hedging derivatives
Nominal Value									$ 221	3,056					$ 331	4,713
Cash flow hedges | Currency risk - Foreign exchange risk | Loans and receivables | Euro
Hedging derivatives
Nominal Value								€ 166		3,055				€ 261		4,958
Cash flow hedges | Currency risk - Foreign exchange risk | Loans and receivables | Pound sterling
Hedging derivatives
Nominal Value							£ 34			778
Cash flow hedges | Currency risk - Foreign exchange risk | Senior Unsecured Notes | USD
Hedging derivatives
Nominal Value									543	10,667					543	11,186
Cash flow hedges | Currency risk - Foreign exchange risk | Tier II Subordinated Capital Notes | USD
Hedging derivatives
Nominal Value									1,045	20,548					1,045	21,546
Cash flow hedges | Currency risk - Foreign exchange risk | UMS | USD
Hedging derivatives
Nominal Value									50	911					60	1,093
Cash flow hedges | Currency risk - Foreign exchange risk | UMS | Euro
Hedging derivatives
Nominal Value								€ 136		2,657				€ 136		2,657
Cash flow hedges | Currency risk - Foreign exchange risk | UMS | Pound sterling
Hedging derivatives
Nominal Value							£ 10			260			£ 10			260
Cash flow hedges | Currency risk - Foreign exchange risk | Brazilian Government Notes | USD
Hedging derivatives
Nominal Value									$ 1,747	37,853					$ 1,491	$ 24,433
Cash flow hedges | Currency risk - Foreign exchange risk | Brazilian Government Notes | Brazilian real
Hedging derivatives
Nominal Value						R$ 2,952				$ 15,970